COMMITMENTS (Tables)	6 Months Ended
Mar. 31, 2025
COMMITMENTS
Schedule of contractual obligations	The following table sets forth our contractual obligations as of March 31, 2025:

	Total	2025	2026
Operating lease commitments under lease agreements	$44,919	$19,251	$25,668